Note 4 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
4.	Components of working capital accounts

	December 31, 2015	December 31, 2014

Inventories
Work-in-progress	$6,465	$1,064
Finished goods	5,489	4,189
Supplies and other	4,201	4,236
	$16,155	$9,489

Accrued liabilities
Accrued payroll and benefits	$45,690	$34,662
Value appreciation plans	7,110	5,082
Customer advances	243	376
Other	24,857	15,443
	$77,900	$55,563